Consolidated Statements Of Stockholders' Equity (USD $) In Thousands	Common Stock [Member]		Capital In Excess Of Par Value [Member]		Accumulated Distributions In Excess Of Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 108	[1]	$ 185,459	[1]	$ (46,383)	$ (409)	$ (10,151)	$ 1,244	$ 129,868
Net income					5,255				5,255
Net income (loss) attributable to noncontrolling interest					(121)			121	(121)
Change in fair value of hedge liability						25			25
Deferred compensation issuance of restricted shares			(464)	[1]			464
Merger between AmREIT and REITPlus	7	[1]	6,104	[1]	(10,171)		9,687		5,627
Amortization of deferred compensation			499	[1]					499
Purchase of ownership in consolidated entity			(160)	[1]				(992)	(1,152)
Retirement of AmREIT common shares			(348)	[1]					(348)
Distributions					(12,488)			(108)	(12,596)
Balance at Dec. 31, 2009	115	[1]	191,090	[1]	(63,908)	(384)		265	127,178
Net income					6,305				6,305
Net income (loss) attributable to noncontrolling interest					(173)			173	(173)
Change in fair value of hedge liability						38			38
Deferred compensation issuance of restricted shares			(1,669)	[1]					(1,669)
Issuance of shares of common stock	1	[1]	1,622	[1]			115		1,738
Amortization of deferred compensation			442	[1]					442
Repurchase of shares of common stock							(143)		(143)
Distributions					(10,384)			(438)	(10,822)
Balance at Dec. 31, 2010	116	[1]	191,485	[1]	(68,160)	(346)	(28)		123,067
Net income					4,240				4,240
Change in fair value of hedge liability						346			346
Deferred compensation issuance of restricted shares			(762)	[1]					(762)
Issuance of shares of common stock	1	[1]	761	[1]					762
Amortization of deferred compensation			561	[1]					561
Forfeitures of shares of common stock			30	[1]			(43)		(13)
Retirement of AmREIT common shares	(1)	[1]	(70)	[1]			71
Distributions					(9,277)				(9,277)
Balance at Dec. 31, 2011	116	[1]	192,005	[1]	(73,197)				118,924
Net income					1,257				1,257
Deferred compensation issuance of restricted shares			(790)	[1]					(790)
Issuance of shares of common stock	1	[1]	789	[1]					790
Amortization of deferred compensation			144	[1]					144
Retirement of AmREIT common shares			(36)	[1]					(36)
Distributions					(2,334)				(2,334)
Balance at Mar. 31, 2012	$ 117	[1]	$ 192,112	[1]	$ (74,274)				$ 117,955

[1]	Amounts have been recast to reflect the one-for-two reverse stock split of our Class A common stock as contemplated within the accompanying prospectus.